Segment Information -- Reconciliation to Condensed Consolidated Financial Statement Amounts (Details) (10-Q) - USD ($)	1 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Interest income		$ 770,000,000	$ 684,000,000	$ 428,000,000	$ 413,000,000	$ 406,000,000	$ 413,000,000	$ 484,000,000	$ 533,000,000	$ 552,000,000	$ 2,342,000,000	$ 1,240,000,000	$ 1,931,000,000	$ 1,982,000,000	$ 2,154,000,000
Interest expense		215,000,000	215,000,000	171,000,000	171,000,000	158,000,000	157,000,000	180,000,000	192,000,000	205,000,000	655,000,000	500,000,000	715,000,000	734,000,000	920,000,000
Provision for finance receivable losses		257,907	510,000,000	213,611	80,000,000	87,000,000	95,000,000	103,000,000	115,000,000	161,000,000	1,000,344	793,619	1,134,518	614,684	527,000,000
Net interest income after provision for finance receivable losses		292,000,000		177,000,000							1,013,000,000	507,000,000	457,000,000	774,000,000	707,000,000
Net gain on sale of SpringCastle interests	$ 167,000,000	0		0							167,000,000	0
Other revenues		158,000,000		47,000,000							459,000,000	154,000,000
Acquisition-related transaction and integration expenses		21,000,000		14,000,000							75,000,000	29,000,000	62,000,000	0	0
Other expenses		396,000,000		190,000,000							1,237,000,000	556,000,000
Income (loss) before provision for (benefit from) income taxes		33,000,000	(340,000,000)	22,000,000	11,000,000	38,000,000	(38,000,000)	697,000,000	147,000,000	$ 99,000,000	327,000,000	76,000,000	(269,000,000)	905,000,000	78,000,000
Income before provision for income taxes attributable to non-controlling interests				32,000,000							28,000,000	98,000,000	120,000,000	103,000,000	113,000,000
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Holdings, Inc.				(12,000,000)							299,000,000	(22,000,000)	(389,000,000)	802,000,000	(35,000,000)
Assets		8,348,596	7,758,149	13,165,000,000			4,929,120				8,348,596	13,165,000,000	7,758,149	4,929,120	15,176,000,000
Unearned insurance premium and claim reserves			(662,000,000)				(217,000,000)						(662,000,000)	(217,000,000)	(172,000,000)
Scenario, Previously Reported [Member]
Segment Reporting Information [Line Items]
Interest income				428,000,000								1,247,000,000
Interest expense				171,000,000								500,000,000
Provision for finance receivable losses				82,000,000								249,000,000
Net interest income after provision for finance receivable losses				175,000,000								498,000,000
Acquisition-related transaction and integration expenses				14,000,000								29,000,000
Income (loss) before provision for (benefit from) income taxes				22,000,000								71,000,000
Restatement Adjustment [Member]
Segment Reporting Information [Line Items]
Provision for finance receivable losses					$ 8,000,000
Unearned insurance premium and claim reserves				(240,000,000)								(240,000,000)
Operating Segments [Member] | Acquisitions and Servicing Segment [Member]
Segment Reporting Information [Line Items]
Interest income		0		113,000,000							102,000,000	355,000,000	470,000,000	550,000,000	489,000,000
Interest expense		0		22,000,000							20,000,000	67,000,000	87,000,000	82,000,000	72,000,000
Provision for finance receivable losses		0		15,000,000							14,000,000	53,000,000	90,000,000	152,000,000	133,000,000
Net interest income after provision for finance receivable losses		0		76,000,000							68,000,000	235,000,000	293,000,000	316,000,000	284,000,000
Net gain on sale of SpringCastle interests											167,000,000
Other revenues		12,000,000		13,000,000							36,000,000	45,000,000
Acquisition-related transaction and integration expenses		0		0							1,000,000	0	1,000,000
Other expenses		10,000,000		27,000,000							47,000,000	82,000,000
Income (loss) before provision for (benefit from) income taxes		2,000,000		62,000,000							223,000,000	198,000,000	239,000,000	229,000,000	223,000,000
Income before provision for income taxes attributable to non-controlling interests				32,000,000							28,000,000	98,000,000	120,000,000	103,000,000	113,000,000
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Holdings, Inc.				30,000,000							195,000,000	100,000,000	119,000,000	126,000,000	110,000,000
Assets		5,000,000	1,663,000,000	1,880,000,000			2,434,000,000				5,000,000	1,880,000,000	1,663,000,000	2,434,000,000	2,702,000,000
Operating Segments [Member] | Consumer Segment [Member]
Segment Reporting Information [Line Items]
Interest income		827,000,000		293,000,000							2,507,000,000	818,000,000
Interest expense		191,000,000		43,000,000							551,000,000	119,000,000
Provision for finance receivable losses		224,000,000		62,000,000							669,000,000	172,000,000
Net interest income after provision for finance receivable losses		412,000,000		188,000,000							1,287,000,000	527,000,000
Net gain on sale of SpringCastle interests											0
Other revenues		151,000,000		55,000,000							467,000,000	162,000,000
Acquisition-related transaction and integration expenses		17,000,000		0							62,000,000	0
Other expenses		367,000,000		166,000,000							1,140,000,000	471,000,000
Income (loss) before provision for (benefit from) income taxes		179,000,000		77,000,000							552,000,000	218,000,000
Income before provision for income taxes attributable to non-controlling interests				0							0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Holdings, Inc.				77,000,000							552,000,000	218,000,000
Assets		15,728,000,000		5,503,000,000							15,728,000,000	5,503,000,000
Operating Segments [Member] | Residential Portfolio Segment [Member]
Segment Reporting Information [Line Items]
Interest income		10,000,000		17,000,000							40,000,000	52,000,000	68,000,000	406,000,000	698,000,000
Interest expense		8,000,000		58,000,000							35,000,000	177,000,000	212,000,000	353,000,000	546,000,000
Provision for finance receivable losses		1,000,000		(4,000,000)							5,000,000	(7,000,000)	(2,000,000)	128,000,000	255,000,000
Net interest income after provision for finance receivable losses		1,000,000		(37,000,000)							0	(118,000,000)	(142,000,000)	(75,000,000)	(103,000,000)
Net gain on sale of SpringCastle interests											0
Other revenues		(12,000,000)		(2,000,000)							(30,000,000)	4,000,000
Acquisition-related transaction and integration expenses		1,000,000		0							1,000,000	0	1,000,000
Other expenses		8,000,000		8,000,000							21,000,000	24,000,000
Income (loss) before provision for (benefit from) income taxes		(20,000,000)		(47,000,000)							(52,000,000)	(138,000,000)	(173,000,000)	(14,000,000)	(179,000,000)
Income before provision for income taxes attributable to non-controlling interests				0							0	0	0	0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Holdings, Inc.				(47,000,000)							(52,000,000)	(138,000,000)	(173,000,000)	(14,000,000)	(179,000,000)
Assets		371,000,000	711,000,000	3,551,000,000			4,116,000,000				371,000,000	3,551,000,000	711,000,000	4,116,000,000	8,623,000,000
Operating Segments [Member] | Restatement Adjustment [Member] | Consumer Segment [Member]
Segment Reporting Information [Line Items]
Assets						5,117,000,000	4,411,000,000	4,633,000,000	4,397,000,000					4,411,000,000	4,139,000,000
Operating Segments [Member] | Restatement Adjustment [Member] | Residential Portfolio Segment [Member]
Segment Reporting Information [Line Items]
Assets						$ 3,613,000,000	4,116,000,000	$ 3,745,000,000	$ 6,688,000,000					4,116,000,000	8,650,000,000
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Interest income		(68,000,000)		3,000,000							(310,000,000)	9,000,000
Interest expense		15,000,000		32,000,000							47,000,000	94,000,000
Provision for finance receivable losses		38,000,000		6,000,000							(14,000,000)	14,000,000
Net interest income after provision for finance receivable losses		(121,000,000)		(35,000,000)							(343,000,000)	(99,000,000)
Net gain on sale of SpringCastle interests											0
Other revenues		12,000,000		(6,000,000)							2,000,000	(12,000,000)
Acquisition-related transaction and integration expenses		(1,000,000)		0							(8,000,000)	0
Other expenses		10,000,000		1,000,000							40,000,000	3,000,000
Income (loss) before provision for (benefit from) income taxes		(118,000,000)		(42,000,000)							(373,000,000)	(114,000,000)
Income before provision for income taxes attributable to non-controlling interests				0							0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Holdings, Inc.				(42,000,000)							(373,000,000)	(114,000,000)
Assets		2,007,000,000		(24,000,000)							2,007,000,000	(24,000,000)
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Interest income		0		0							0	0	0	0	0
Interest expense		0		0							0	(5,000,000)	(5,000,000)	(5,000,000)	0
Provision for finance receivable losses		0		0							0	0	0	0	0
Net interest income after provision for finance receivable losses		0		0							0	5,000,000	5,000,000	5,000,000	0
Net gain on sale of SpringCastle interests											0
Other revenues		0		(13,000,000)							(11,000,000)	(45,000,000)
Acquisition-related transaction and integration expenses		0		0							0	0	0
Other expenses		0		(13,000,000)							(11,000,000)	(40,000,000)
Income (loss) before provision for (benefit from) income taxes		0		0							0	0	0	0
Income before provision for income taxes attributable to non-controlling interests				0							0	0	0	0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Holdings, Inc.				0							0	0	0	0	0
Assets			$ 0	0			$ (363,000,000)					0	$ 0	$ (363,000,000)	$ 0
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Interest income		1,000,000		1,000,000							3,000,000	6,000,000
Interest expense		1,000,000		16,000,000							2,000,000	48,000,000
Provision for finance receivable losses		0		0							0	1,000,000
Net interest income after provision for finance receivable losses		0		(15,000,000)							1,000,000	(43,000,000)
Net gain on sale of SpringCastle interests											0
Other revenues		(5,000,000)		0							(5,000,000)	0
Acquisition-related transaction and integration expenses		4,000,000		14,000,000							19,000,000	29,000,000
Other expenses		1,000,000		1,000,000							0	16,000,000
Income (loss) before provision for (benefit from) income taxes		(10,000,000)		(30,000,000)							(23,000,000)	(88,000,000)
Income before provision for income taxes attributable to non-controlling interests				0							0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Holdings, Inc.				(30,000,000)							(23,000,000)	(88,000,000)
Assets		$ 242,000,000		$ 2,255,000,000							$ 242,000,000	$ 2,255,000,000